Components of Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 1,839
Other comprehensive loss before reclassifications	(5,233)
Amounts reclassified from accumulated other comprehensive income	2,324
Net current-period other comprehensive loss	(2,909)
Ending balance	(1,070)
Unrealized gains (losses) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,777
Other comprehensive loss before reclassifications	(604)
Amounts reclassified from accumulated other comprehensive income	(204)	[1]
Net current-period other comprehensive loss	(808)
Ending balance	969
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	62
Other comprehensive loss before reclassifications	(4,629)
Amounts reclassified from accumulated other comprehensive income	2,528	[2]
Net current-period other comprehensive loss	(2,101)
Ending balance	$ (2,039)

[1]	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2014 for realized gains on marketable securities are included within financial income, net.
[2]	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2014 for realized losses on cash flow hedges are included mostly within research and development expenses as well as other operating expenses.